SHARE-BASED COMPENSATION - Options Outstanding (Details) - Employee Stock Option - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Beginning Balance	3,323,618	1,674,617	1,826,831
Granted	199,061	1,793,951	238,067
Exercised			(278,949)
Expired	(93,250)	(38,700)	(11,769)
Forfeited	(40,050)	(106,250)	(99,563)
Ending Balance	3,389,379	3,323,618	1,674,617
Vested and expected to vest	3,376,379
Exercisable	1,846,849
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Beginning balance	$ 20.4	$ 27.1	$ 25.8
Exercised			13.9
Granted	4.8	14.9	27.1
Expired	19.7	45.6	50.6
Forfeited	18.6	26.4	37.8
Ending Balance	19.5	$ 20.4	$ 27.1
Vested and expected to vest	19.5
Exercisable	$ 23.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Vested and expected to vest - Weighted Average Remaining Contractual Term In Years	6 years 7 months 2 days
Exercisable - Weighted Average Remaining Contractual Term In Years	5 years 3 months 14 days
Exercised - Aggregate Intrinsic Value			$ 1,856,978